Summary of stock option measurement assumptions (Details) - Stock Options [Member]	Aug. 14, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Discount rate	0.35%
Expected volatility	172.95%
Expected life (years)	5 years
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%
Stock price	$ 0.15